Employee Benefits - Schedule of Actual Return on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return on plan assets	$ 13.7	$ 22.5